Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Lease Right of use assets and liabilities [Table Text Block]
Operating lease right-of-use assets and lease liabilities for lease terms not qualifying for any exceptions as of December 31, 2021 are as follows (in thousands):

Description	Location in Balance Sheet	December 31, 2021
Assets:
Right of use assets	Other assets	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$355
Non-current portion - operating leases	Other liabilities	$1,825

Lessee, Operating Lease, Liability, Maturity	Maturities of operating lease liabilities for contracts with initial non-cancelable terms in excess of one year at December 31, 2021 are as follows (in thousands):

Year
2022	$468
2023	485
2024	474
2025	423
2026	423
Thereafter	97
Total lease payments	$2,370
Less: Imputed interest	(190)
Total present value of operating lease liabilities	$2,180
Less: Current portion	(355)
Non-current operating lease liabilities	$1,825